Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Short-term notes payable
Total short-term notes payable	$ 5,268	$ 5,962	$ 14,396
Notes Payable to Banks
Short-term notes payable
Interest Rates				7.75%
Less: Unamortized debt issuance costs	$ (15)	$ 0	(4)
Notes Payable to Banks | Bank 2
Short-term notes payable
Weighted average interest rates		7.80%
Interest Rates	7.80%
Short-term notes payable, gross	$ 5,283	$ 5,962	$ 14,400